UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

      /s/  Randall Abramson     Toronto, Ontario, Canada     July 27, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $40,253 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-11562                      Trapeze Asset Management Inc.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204      233    14795          DEFINED 01                  0    14795        0
AETNA INC NEW                  COM              00817Y108    10087   402694          DEFINED 01                  0   402694        0
BAYTEX ENERGY TR               TRUST UNIT       073176109      711    42209          DEFINED                     0    42209        0
BCE INC                        COM NEW          05534B760      231    11194          DEFINED 01                  0    11194        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      287       99          DEFINED 01                  0       99        0
BOEING CO                      COM              097023105      213     5020          DEFINED 01                  0     5020        0
CANADIAN NAT RES LTD           COM              136385101      400     7604          DEFINED 01                  0     7604        0
CANO PETE INC                  COM              137801106     3445  3626409          DEFINED 01                  0  3626409        0
CISCO SYS INC                  COM              17275R102      352    18865          DEFINED 01                  0    18865        0
COMPUCREDIT CORP               COM              20478N100      989   430000          DEFINED 01                  0   430000        0
COMPUCREDIT CORP               NOTE 5.875%11/3  20478NAD2     1476  4620000          DEFINED 01                  0  4620000        0
CVS CAREMARK CORPORATION       COM              126650100     4249   133325          DEFINED 01                  0   133325        0
GOOGLE INC                     CL A             38259P508      261      620          DEFINED 01                  0      620        0
INTUITIVE SURGICAL INC         COM NEW          46120E602      903     5515          DEFINED 01                  0     5515        0
ISHARES TR                     FTSE XNHUA IDX   464287184      644    16780          DEFINED 01                  0    16780        0
JOHNSON & JOHNSON              COM              478160104      747    13160          DEFINED 01                  0    13160        0
LIBERTY MEDIA CORP             DEB 3.750% 2/1   530715AL5       14    38000          DEFINED 01                  0    38000        0
MCKESSON CORP                  COM              58155Q103     7285   165575          DEFINED 01                  0   165575        0
MICROSOFT CORP                 COM              594918104      849    35725          DEFINED 01                  0    35725        0
NEW GOLD INC CDA               COM              644535106      418   157660          DEFINED 01                  0   157660        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204      839   120082          DEFINED 01                  0   120082        0
RETAIL VENTURES INC            COM              76128Y102       87    40000          DEFINED 01                  0    40000        0
ROGERS COMMUNICATIONS INC      CL B             775109200      224     8700          DEFINED 01                  0     8700        0
RUBY TUESDAY INC               COM              781182100     3672   551327          DEFINED 01                  0   551327        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      249    20810          DEFINED 01                  0    20810        0
SPDR GOLD TRUST                GOLD SHS         78463V107      508     5575          DEFINED 01                  0     5575        0
SUNCOR ENERGY INC              COM              867229106      463    15230          DEFINED                     0    15230        0
WELLPOINT INC                  COM              94973V107      417     8200          DEFINED 01                  0     8200        0